Schedule I Condensed Financial Information of Parent Company (Details) - Schedule I Condensed Financial Information of Parent Company Statement of Operations - Parent Company [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Revenues from subsidiaries	$ 199	$ 289	$ 371
Gross profit	199	289	371
Operating expenses:
General and administrative expenses	(3,340)	(2,360)	(3,909)
Total operating expenses	(3,340)	(2,360)	(3,909)
Subsidy income	224
Loss from operations	(2,917)	(2,071)	(3,538)
Other income and expenses:
Interest income	38	134	25
Loss before provision for income taxes	(2,879)	(1,937)	(3,513)
Income tax expense			(3,309)
Loss from investment in subsidiaries and variable interest entities	(30,746)	(55,603)	(48,070)
Net loss attributable to Microvast, Inc.	$ (33,625)	$ (57,540)	$ (54,892)